Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.11353%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,202,653.37

Principal:
Principal Collections	$20,048,566.99
Prepayments in Full	$10,977,334.28
Liquidation Proceeds	$318,645.65
Recoveries	$64,691.12
Sub Total	$31,409,238.04
Collections	$33,611,891.41

Purchase Amounts:
Purchase Amounts Related to Principal	$111,402.10
Purchase Amounts Related to Interest	$453.96
Sub Total	$111,856.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,723,747.47

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,723,747.47
Servicing Fee	$545,853.06	$545,853.06	$0.00	$0.00	$33,177,894.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,177,894.41
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,177,894.41
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,177,894.41
Interest - Class A-3 Notes	$1,846,553.06	$1,846,553.06	$0.00	$0.00	$31,331,341.35
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$31,000,091.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,000,091.35
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$30,803,349.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,803,349.35
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$30,661,767.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,661,767.68
Regular Principal Payment	$28,062,811.57	$28,062,811.57	$0.00	$0.00	$2,598,956.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,598,956.11
Residual Released to Depositor	$0.00	$2,598,956.11	$0.00	$0.00	$0.00
Total		$33,723,747.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,062,811.57
Total					$28,062,811.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,062,811.57	$60.96	$1,846,553.06	$4.01	$29,909,364.63	$64.97
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$28,062,811.57	$21.33	$2,516,126.73	$1.91	$30,578,938.30	$23.24

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$420,467,490.86	0.9133847	$392,404,679.29	0.8524236
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$561,247,490.86	0.4265512	$533,184,679.29	0.4052233

Pool Information
Weighted Average APR	4.054%	4.071%
Weighted Average Remaining Term	38.43	37.68
Number of Receivables Outstanding	28,565	27,658
Pool Balance	$655,023,676.62	$623,205,410.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$593,441,262.88	$564,901,177.31
Pool Factor	0.4452064	0.4235802

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$58,304,232.77
Targeted Overcollateralization Amount	$90,020,730.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$90,020,730.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$362,317.52
(Recoveries)		52	$64,691.12
Net Loss for Current Collection Period			$297,626.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5453%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6157%
Second Prior Collection Period			0.2098%
Prior Collection Period			0.5686%
Current Collection Period			0.5588%
Four Month Average (Current and Prior Three Collection Periods)			0.4882%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,414	$7,230,733.60
(Cumulative Recoveries)			$971,342.63
Cumulative Net Loss for All Collection Periods			$6,259,390.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4254%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,113.67
Average Net Loss for Receivables that have experienced a Realized Loss			$4,426.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.24%	229	$7,746,098.53
61-90 Days Delinquent	0.23%	39	$1,422,256.15
91-120 Days Delinquent	0.06%	11	$371,346.32
Over 120 Days Delinquent	0.11%	20	$691,895.44
Total Delinquent Receivables	1.64%	299	$10,231,596.44

Repossession Inventory:
Repossessed in the Current Collection Period		18	$668,510.45
Total Repossessed Inventory		33	$1,269,093.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2214%
Prior Collection Period			0.2696%
Current Collection Period			0.2531%
Three Month Average			0.2480%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3988%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$2,740,447.75
2 Months Extended	122	$4,278,496.86
3+ Months Extended	23	$613,576.27

Total Receivables Extended	231	$7,632,520.88
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer